Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Grants	823,604	852,854
Other liabilities and provisions	338,236	380,954
Dismantling provision	158,966	155,279
Lease liabilities	84,181	82,366
Accruals on Spanish market prices differences	50,326	98,820
Others	44,763	44,489
Grants and other non-current liabilities	1,161,840	1,233,808